Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2010
Valuation and Qualifying Accounts [Abstract]
VALUATION AND QUALIFYING ACCOUNTS

16.	VALUATION AND QUALIFYING ACCOUNTS

We maintain an allowance for doubtful accounts that is recorded as a contra asset to our accounts receivable balance; a sales return reserve and customer allowance that is recorded as a contra revenue account; and, a self insurance accrual related to the medical and dental insurance provided to our employees. The following table sets forth the change in each of those reserves for the years ended December 31, 2010, 2009, and 2008.

Valuation and Qualifying Accounts

	Balance at		Write-offs	Balance at
	Beginning	Charged to	Net of	End of
	of Year	Bad Debt(1)	Recoveries(2)	Year

Allowance for Doubtful Accounts
Year ended December 31, 2010	$4,189	$1,686	$(619)	$5,256
Year ended December 31, 2009	2,247	5,753	(3,811)	4,189
Year ended December 31, 2008	3,506	1,906	(3,165)	2,247

(1)	Additions to the allowance account through the normal course of business are charged to expense.

(2)	Write-offs reduce the balance of accounts receivable and the related allowance for doubtful accounts indicating management’s belief that specific balances are not recoverable.

	Balance at			Balance at
	Beginning	Net Charged to		End of
	of Year	Net Revenue(1)	Write-offs(2)	Year

Customer Allowance and Return Reserve
Year ended December 31, 2010	$462	$847	(66)	$1,243
Year ended December 31, 2009	352	110	—	462
Year ended December 31, 2008	253	99	—	352

(1)	Includes customer service allowance and sales returns. Additions to the allowance through the normal course of business reduce net revenue.

(2)	Write-offs reduce the balance of the customer allowance and return reserve.

	Balance at			Balance at
	Beginning	Charged to	Claims	End of
	of Year	Expense(2)	Payments(3)	Year

Self Insurance Accrual(1)
Year ended December 31, 2010	$1,538	$13,317	$(12,789)	$2,066
Year ended December 31, 2009	993	10,756	(10,211)	1,538
Year ended December 31, 2008	—	6,963	(5,970)	993

(1)	During 2008, we implemented a self insurance policy to cover our employee’s medical and dental insurance (2008 was exclusive of acquired employees related to the Accuro acquisition).

(2)	Estimates of insurance claims expected to be incurred through the normal course of business are charged to expense.

(3)	Actual insurance claims payments reduce the self insurance accrual.